UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09709
Highland Floating Rate Advantage Fund

(Exact name of registrant as specified in charter)
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Address of principal executive offices) (Zip code)
James D. Dondero
Highland Capital Management, L.P.
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Name and address of agent for service)
Registrant’s telephone number, including area code: 877-665-1287
Date of fiscal year end: August 31
Date of reporting period: July 1, 2006 — June 30, 2007
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2006 TO JUNE 30, 2007

LEAP WIRELESS INTERNATIONAL, INC.		Agenda Number:	932672985
Security:	521863308
Ticker:	LEAP	Meeting Type:	Annual
		Meeting Date:	17-May-07

Prop. #	Proposal	Proposed	Proposal Vote	For/Against
		by		Management

01	Director
	James D. Dondero	Mgmt	No vote	N/A
	John D. Harkey, Jr.	Mgmt	No vote
	S. Douglas Hutcheson	Mgmt	No vote
	Robert V. Lapenta	Mgmt	No vote
	Mark H. Rachesky, M.D.	Mgmt	No vote
	Michael B. Targoff	Mgmt	No vote

02	To Approve the Second Amendment to the 2004 Stock Option, Restricted Stock and Deferred Stock Unit Plan, as amended, increasing the number of shares of Common Stock reserved for Issuance thereunder from 4,800,000 to 8,300,000 Shares, and such plan, as amended, including the Second Amendment.	Mgmt	No vote	N/A

03	To Approve the Leap Wireless International, Inc. Executive Incentive Bonus Plan.	Mgmt	No vote	N/A

04	To Ratify the Selection of PricewaterhouseCoopers LLP as Leap’s Independent Registered Public Accounting Firm for the fiscal year ending December 31, 2007.	Mgmt	No vote	N/A

MIRANT CORPORATION		Agenda Number:	932666627
Security:	60467R100
Ticker:	MIR	Meeting Type:	Annual
		Meeting Date:	08-May-07

Prop. #	Proposal	Proposed	Proposal Vote	For/Against
		by		Management

01	Director
	Thomas W. Cason	Mgmt	No vote	N/A
	A.D. (Pete) Correll	Mgmt	No vote
	Terry G. Dallas	Mgmt	No vote
	Thomas H. Johnson	Mgmt	No vote
	John T. Miller	Mgmt	No vote
	Edward R. Muller	Mgmt	No vote
	Robert C. Murray	Mgmt	No vote
	John M. Quain	Mgmt	No vote
	William L. Thacker	Mgmt	No vote

02	Ratification of Appointment of KPMG LLP as Independent Auditor for 2007.	Mgmt	No vote	N/A

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Highland Floating Rate Advantage Fund

By (Signature and Title)*	/s/ James D. Dondero

James D. Dondero, Chief Executive Officer
(Principal Executive Officer)

Date	August 31, 2007

*	Print the name and title of each signing officer under his or her signature.